Cover	Nov. 04, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39970
Entity Registrant Name	NORTHERN REVIVAL ACQUISITION CORPORATION
Entity Central Index Key	0001831964
Entity Tax Identification Number	98-1566600
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4001 Kennett Pike
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19807
City Area Code	302
Local Phone Number	338-9130
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	NOBLE ROCK ACQUISITION CORPORATION
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	NRACU
Security Exchange Name	NONE
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	NRAC
Security Exchange Name	NONE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	NRACW
Security Exchange Name	NONE